Loans and Leases - Risk Category of Loans by Class of Loan Based on Most Recent Analysis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Commercial and Other Loans, Gross	$ 16,725	$ 15,603
Commercial Real Estate, Gross	44,107	50,150
Construction and Farmland	623	969
Total Loans	61,455	66,722
Recorded Investment in Loan, risk analysis, Current	60,534	63,542
Recorded Investment in Loan, risk analysis, Past Due 30-59 days	10	65
Recorded Investment in Loan, risk analysis, Past Due 60-89 days
Recorded Investment in Loan, risk analysis, Past Due 90 days or more
Recorded Investment in Loan, risk analysis, Non-accrual	911	3,115
Total Loans	61,455	66,722
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial and Other Loans, Gross	16,675	15,572
Commercial Real Estate, Gross	35,302	39,873
Construction and Farmland	272	969
Total Loans	52,249	56,414
Recorded Investment in Loan, risk analysis, Current	52,249	56,349
Recorded Investment in Loan, risk analysis, Past Due 30-59 days		65
Recorded Investment in Loan, risk analysis, Past Due 60-89 days
Recorded Investment in Loan, risk analysis, Past Due 90 days or more
Recorded Investment in Loan, risk analysis, Non-accrual
Total Loans	52,249	56,414
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial and Other Loans, Gross
Commercial Real Estate, Gross	3,936	3,465
Construction and Farmland
Total Loans	3,936	3,465
Recorded Investment in Loan, risk analysis, Current	3,936	3,465
Recorded Investment in Loan, risk analysis, Past Due 30-59 days
Recorded Investment in Loan, risk analysis, Past Due 60-89 days
Recorded Investment in Loan, risk analysis, Past Due 90 days or more
Recorded Investment in Loan, risk analysis, Non-accrual
Total Loans	3,936	3,465
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial and Other Loans, Gross	50	31
Commercial Real Estate, Gross	4,869	6,812
Construction and Farmland	351
Total Loans	5,270	6,843
Recorded Investment in Loan, risk analysis, Current	4,349	3,728
Recorded Investment in Loan, risk analysis, Past Due 30-59 days	10
Recorded Investment in Loan, risk analysis, Past Due 60-89 days
Recorded Investment in Loan, risk analysis, Past Due 90 days or more
Recorded Investment in Loan, risk analysis, Non-accrual	911	3,115
Total Loans	5,270	6,843
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Commercial and Other Loans, Gross
Commercial Real Estate, Gross
Construction and Farmland
Total Loans
Recorded Investment in Loan, risk analysis, Current
Recorded Investment in Loan, risk analysis, Past Due 30-59 days
Recorded Investment in Loan, risk analysis, Past Due 60-89 days
Recorded Investment in Loan, risk analysis, Past Due 90 days or more
Recorded Investment in Loan, risk analysis, Non-accrual
Total Loans